Derivative Instruments - Summary of Interest Rate Swap Positions (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Minimum [Member]
Derivative [Line Items]
Margin on variable-rate debt	0.30%
Maximum [Member]
Derivative [Line Items]
Margin on variable-rate debt	2.00%
U.S. Dollar-denominated interest rate swaps one [Member]
Derivative [Line Items]
Principal Amount	$ 200,000,000
Fair Value / Carrying Amount of Asset (Liability)	$ 397,000
Remaining Term (years)	4 years
Fixed Interest Rate	1.46%
U.S. Dollar-denominated interest rate swaps two [Member]
Derivative [Line Items]
Principal Amount	$ 150,000,000
Fair Value / Carrying Amount of Asset (Liability)	$ 1,479,000
Remaining Term (years)	4 years
Fixed Interest Rate	1.55%
U.S. Dollar-denominated interest rate swaps three [Member]
Derivative [Line Items]
Principal Amount	$ 50,000,000
Fair Value / Carrying Amount of Asset (Liability)	$ 1,267,000
Remaining Term (years)	4 years
Fixed Interest Rate	1.16%